Related-party Transactions: Schedule of Related Party Transactions (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Due to related party	$ 819,201	$ 1,308,982	$ 905,562
Notes payable to related party	256,799	334,128	236,820
Company Owned by Officer
Due to related party	305,715	269,097	190,608
Company Controlled by Directors
Due to related party	389,687	894,377	658,950
Notes payable to related party	70,376	69,589	63,910
Company Controlled by Major Shareholder
Due to related party	77,255	94,588	51,957
Majority Shareholder
Due to related party	46,544	50,920
Notes payable to related party	7,969	118,797	53,115
Chilean subsidiary
Due to related party			4,047
Former related party
Notes payable to related party			56,164
Director
Notes payable to related party	168,873	136,532	55,129
Chief Financial Officer
Notes payable to related party	$ 9,581	$ 9,210	$ 8,502